Preferred Shares - Change in Balance of Series Preferred Included in Mezzanine Equity (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series A Preferred Shares
Class Of Stock [Line Items]
Beginning balance	¥ 23,008	¥ 19,799	¥ 15,000
Accretion of preferred share	3,762	3,209	4,799
Ending balance	26,770	23,008	19,799
Series B-1 Preferred Shares
Class Of Stock [Line Items]
Beginning balance	23,779	21,041
Issuance of preferred shares			19,819
Accretion of preferred share	3,127	2,738	1,222
Ending balance	26,906	23,779	21,041
Series B-2 Preferred Shares
Class Of Stock [Line Items]
Beginning balance	261,560	231,439
Issuance of preferred shares			214,063
Accretion of preferred share	34,382	30,121	17,376
Ending balance	¥ 295,942	¥ 261,560	¥ 231,439